Financial Risk Management - Summary of Derivative Instruments Options Outstanding (Detail) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets designated at FVTPL
Copper put option contracts	$ 331	$ 155
Available-for-sale financial assets
Marketable Securities	2,444	1,419
Investment in subscription receipts	2,400	10,333
Reclamation deposits	30,638	30,535
Financial assets designated at FVTPL	35,813	42,442
Level 1 [member]
Available-for-sale financial assets
Marketable Securities	2,444	1,419
Reclamation deposits	30,638	30,535
Financial assets designated at FVTPL	33,082	31,954
Level 2 [member]
Financial assets designated at FVTPL
Copper put option contracts	331	155
Available-for-sale financial assets
Financial assets designated at FVTPL	331	155
Level 3 [member]
Available-for-sale financial assets
Investment in subscription receipts	2,400	10,333
Financial assets designated at FVTPL	$ 2,400	$ 10,333